Vessels and Equipment - Pledged assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Vessels and Equipment
Book value of assets pledged as security for long-term debt	$ 1,631,000		$ 1,598,000
Cost of the vessel installed	$ 120,946	[1]	14,065
Recovery period of installation costs	7 years
Percentage on partnership acquired	100.00%
Impairment charges			29,421
Bodil Knutsen ballast water treatment system installed
Vessels and Equipment
Cost of the vessel installed	$ 6,700
Installation of Volatile Organic Compounds
Vessels and Equipment
Cost of the vessel installed	7,300
Windsor Knutsen
Vessels and Equipment
Impairment charges	$ 0		$ 29,400

[1]	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel at a cost $6.7 million. An advanced Volatile Organic Compounds (VOC) recovery system was also installed on the Bodil Knutsen during the fourth quarter of 2021 at a cost of $7.3 million. Although the Partnership initially funded the installation costs of the VOC recovery system, such costs are expected to be recoverable by the Partnership up to an agreed budget, with interest, from the VOC Industry Co-operation Norwegian Sector (“VOCIC Norway”) over a seven-year period. A separate agreement is also in place that allows the Partnership to recover costs from VOCIC Norway related to the ongoing operation of the VOC plant onboard the vessel.